Finance Result (Tables)	12 Months Ended
Dec. 31, 2021
Finance Result
Schedule of finance result

	Thousands of Euros
	31/12/2020	31/12/2020	31/12/2019
Finance income	11,551	8,021	114,197
Finance costs from Senior Unsecured Notes	(104,944)	(85,182)	(41,920)
Finance costs from senior debt (note 21 (b))	(111,719)	(119,140)	(262,797)
Finance costs from sale of receivables (note 14)	(10,292)	(10,964)	(9,171)
Capitalized interest (note 10)	18,636	16,606	14,894
Finance lease expenses (note 9)	(35,786)	(35,205)	(34,558)
Other finance costs	(33,889)	(15,754)	(9,413)
Finance costs	(277,994)	(249,639)	(342,965)
Impairment and gains / (losses) on disposal of financial instruments	—	—	(37,666)
Change in fair value of financial instruments (note 11)	246	55,703	1,326
Exchange differences	(11,602)	8,246	(9,616)
Finance result	(277,799)	(177,669)	(274,724)